ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2015
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 9:-   ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2014	2015

Employees and payroll accruals	$489	$759
Institutions and income tax payable	149	303
Accrued expenses	1,477	2,416
Related parties	137	27

	$2,252	$3,505